Depreciation, amortisation and impairment costs	12 Months Ended
Dec. 31, 2024
Depreciation Amortisation And Impairment Costs [Abstract]
Depreciation, amortisation and impairment costs	4 Depreciation, amortisation and impairment costs

	2024 £m	2023 £m	2022 £m
Intangibles – amortisation and impairment of trademarks and similar intangibles	2,298	23,232	317
– amortisation and impairment of computer software	129	125	142
– impairment of goodwill	39	4,614	—
Property, plant and equipment - depreciation and impairment	635	643	846
	3,101	28,614	1,305
Enumerated below are movements in costs that have impacted depreciation, amortisation and impairment in 2024, 2023 and 2022.
These include changes in the Group's underlying business performance, as well as impact of adjusting items, as defined in note 1.
Intangibles – amortisation and impairment of trademarks and similar intangibles
Acquisitions have resulted in the capitalisation of trademarks and similar intangibles, including those which are amortised over their expected useful lives, which do not exceed 30 years. As mentioned in note 12, the amortisation and impairment of these acquired trademarks and similar intangibles are charged to the income statement of which the adjusting element is £2,279 million (2023: £23,202 million; 2022: £288 million). In 2022, included under amortisation and impairment of trademarks and similar intangibles is a £3 million gain related to a trademark disposal, which has been treated as adjusting.
Impairment of goodwill
The impairment of goodwill is charged to the income statement as adjusting.
During 2024, the Group impaired £39 million of goodwill in Malaysia, as explained in note 12(e)(v).
During 2023, the Group impaired £4,614 million of goodwill in the U.S., South Africa and Peru, as explained in notes 12(e)(v) and 12(e)(vi).
During 2022, the Group made no impairments of goodwill.
Property, plant and equipment – depreciation and impairment
The following items are included within depreciation and impairment of property, plant and equipment:
–In 2024, an impairment charge of £149 million of fixed assets in respect of the Group's head office in London and the Group's intention to seek an orderly exit from Cuba. This has been treated as an adjusting item.
–In 2023 and 2022, restructuring and integration related depreciation and impairment costs were a net charge of £39 million and
£220 million, respectively. In 2023, it included an impairment of £46 million for machinery in Reynolds American Companies due to the adverse impact from macro-economic headwinds and industry volume declines in the U.S, as explained in note 12(e)(vi). This was partially offset by depreciation and impairment costs and reversals resulting from obsolete machines in relation to downsizing and factory rationalisation. These were treated as adjusting, as mentioned in note 7; and
–Gains and losses recognised on disposal of property, plant and equipment.